Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity

6. Stockholders’ Equity

The Company currently has authorized for issuance 100,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share.

Series A-1 Preferred Stock

The Company currently has authorized for issuance a total of 10,000 shares of Series A-1 Preferred Stock, $0.0001 par value per share. At March 31, 2015, 21 shares of Series A-1 Preferred Stock were outstanding.

Dividends

Holders of Series A-1 Preferred Stock are entitled to receive cumulative mandatory dividends at the rate per share of seven percent (7%) of the face amount ($1,000 per share) per annum, payable quarterly on each March 31, June 30, September 30 and December 31. Dividends shall be payable in additional shares of Series A-1 Preferred Stock valued for this purpose at the face amount. The fair value of the Series A-1 Preferred Stock dividend, which is included in the Company’s net loss applicable to common shareholders, is calculated by multiplying the number of common shares that a preferred holder would receive upon conversion by the closing price of the Company’s common stock on the dividend payment date.

The Company paid dividends in additional shares of Series A-1 Preferred Stock of 21 and 72 shares for the three months ended March 31, 2015 and 2014, respectively.

Included in the Company’s net loss applicable to common shareholders related to the fair value of the Series A-1 Preferred Stock dividends was $37,000 and $745,000 for the three months ended March 31, 2015 and 2014, respectively.

Conversion

Each holder of shares of Series A-1 Preferred Stock may, at any time and from time to time, convert each of its shares into a number of fully paid and non-assessable shares of common stock at the defined conversion rate. Each share of Series A-1 Preferred Stock is convertible into 2,437.57 shares of common stock. In no event shall any holder of shares of Series A-1 Preferred Stock have the right to convert shares of Series A-1 Preferred Stock into shares of common stock to the extent that, after giving effect to such conversion, the holder, together with any of its affiliates, would beneficially own more than 9.999% of the then-issued and outstanding shares of common stock.

During the three months ended March 31, 2015, 3,578 shares of Series A-1 Preferred stock were converted into 8,721,144 shares of common stock and during the three months ended March 31, 2014, 506 shares of Series A-1 Preferred Stock were converted into 1,233,402 shares of common stock.

Exchange Transaction

On March 20, 2015, the Company entered into the Exchange Agreement with TCP pursuant to which TCP exchanged a total of 2,000 shares of Series A Preferred Stock for a like number of shares of Series A-1 Preferred Stock. The terms of the Series A-1 Preferred Stock are identical in all respects to the Series A Preferred Stock, other than the elimination of cash penalties that would potentially be due and payable upon the failure of the Company to have enough shares of common stock available to permit the conversion of Series A Preferred Stock into common stock. The exchange transaction resulted in a decrease in the face value of the Series A Preferred Stock and a corresponding increase in the face value of the Series A-1 Preferred Stock.

Common Stock

On December 17, 2014, the Company entered into an assignment and exclusive license agreement, (the “Hapten Assignment and License Agreement”) with Hapten Pharmaceuticals, LLC (“Hapten”) under which Hapten agreed, effective at a closing that occurred on February 4, 2015, to sell and assign to us certain patent rights and related assets and rights, including an investigational new drug application and clinical data, for Hapten’s Samcyprone™ products for therapeutic and prophylactic use. Samcyprone™ is a proprietary topical formulation of diphenylcyclopropenone (“DPCP”), an immunomodulation agent that works by initiating a T-cell response. Hapten has been developing Samcyprone™ for the treatment of alopecia areata, warts and cutaneous metastases of malignant melanoma. Upon the closing of the Hapten Assignment and License Agreement on February 4, 2015, the Company paid to Hapten a one-time upfront cash payment of $100,000 and issued 200,000 shares of common stock, the fair value of which was determined using the quoted market price of the Company’s common stock on the date of issuance. Accordingly, the cash payment of $100,000 and the fair value of the common stock of $228,000 was recorded as research and development expense during the quarter ended March 31, 2015.

On December 18, 2014, the Company entered into a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), pursuant to which the Company has the right to sell to LPC up to $10,800,000 in shares of the Company’s common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. During the three months ended March 31, 2015, the Company sold a total of 50,000 shares of common stock to LPC under the Purchase Agreement for net proceeds of $64,000. There have been no other sales under the Purchase Agreement to date.

Refer to the Series A Preferred Stock and Series A-1 Preferred Stock conversions described above in this Note and Note 5 for shares issued as a result of the conversions of Series A and Series A-1 Preferred Stock during the three months ended March 31, 2015 and 2014, respectively.

8. Stockholders’ Equity

Series A-1 Preferred Stock

The Company currently has authorized a total of 10,000 shares of Series A-1 Preferred Stock, $0.0001 par value per share, for issuance. On January 24, 2014, the Company filed a Certificate of Increase with the Secretary of State of the State of Delaware amending the Company’s previously filed Certificate of Designation for the Series A-1 Preferred Stock to increase the total number of shares of Series A-1 Preferred Stock authorized from 5,000 shares to 10,000 shares.

Accounting Treatment

The Series A-1 Preferred Stock has been classified as permanent equity as the Company is not required to effect a net cash settlement in the instance that the Company does not have enough shares of common stock available to permit the conversion of Series A-1 Preferred Stock into common stock.

Dividends

Holders of Series A-1 Preferred Stock are entitled to receive cumulative mandatory dividends at the rate per share of seven percent (7%) of the face amount ($1,000 per share) per annum, payable quarterly on each March 31, June 30, September 30 and December 31. Dividends shall be payable in additional shares of Series A-1 Preferred Stock valued for this purpose at the face amount. In the event there are not sufficient authorized Series A-1 Preferred Shares available to pay such a dividend, the dividend shall instead accrete to and increase the face value of the outstanding Series A-1 Preferred Stock. The fair value of the Series A-1 Preferred Stock dividend, which is included in the Company’s net loss applicable to common stockholders, is calculated by multiplying the number of common shares that a preferred holder would receive upon conversion by the closing price of the Company’s common stock on the dividend payment date.

The Company recorded Series A-1 Preferred Stock dividends of $1,731,000 and $412,000 during the years ended December 31, 2014 and 2013, respectively.

Conversion

Each holder of shares of Series A-1 Preferred Stock may, at any time and from time to time, convert each of its shares into a number of fully paid and non-assessable shares of common stock at the defined conversion rate. Each share of Series A-1 Preferred Stock is convertible into 2,437.57 shares of common stock. In no event shall any holder of shares of Series A-1 Preferred Stock have the right to convert shares of Series A-1 Preferred Stock into shares of common stock to the extent that such issuance or sale or right to effect such conversion would result in the holder or any of its affiliates together beneficially owning more than 9.999% of the then issued and outstanding shares of common stock.

Exchange Transaction

On January 24, 2014, the Company entered into the Exchange Agreement with TCP pursuant to which TCP exchanged a total of 3,000 shares of Series A Preferred Stock for a like number of shares of Series A-1 Preferred Stock.

On August 13, 2013, the Company entered into the Prior Exchange Agreement with TCP pursuant to which TCP agreed to exchange a total of 2,000 shares of Series A Preferred Stock for a like number of shares of Series A-1 Preferred Stock.

In both transactions, the terms of the Series A-1 Preferred Stock were identical in all respects to the Series A Preferred Stock, other than the elimination of cash penalties that would potentially be due and payable upon the failure of the Company to have enough shares of common stock available to permit the conversion of Series A-1 Preferred Stock into common stock. The exchange transaction was recognized as a decrease in the face value of the Series A Preferred Stock and a corresponding increase in the face value of the Series A-1 Preferred Stock.

Liquidation Preference

The “Liquidation Preference” with respect to a share of Series A-1 Preferred Stock means an amount equal to the face amount of the shares ($1,000 per share) plus all accrued and unpaid dividends on the Series A-1 Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to such shares). In the event of a liquidation, dissolution, or winding up, whether voluntary or involuntary, no distribution shall be made to the holders of any shares of capital stock of the Company (other than Senior Securities (as defined in the Certificate of Designations), pursuant to the rights, preferences and privileges thereof) unless prior thereto the holders of shares of Series A-1 Preferred Stock have received the Liquidation Preference with respect to each share then outstanding. The liquidation preference of the Series A Preferred Stock is pari passu with the liquidation preference of the Series A-1 Preferred Stock.

Voting

The holders of Series A-1 Preferred Stock do not have any right to elect directors and have only limited voting rights, which consist primarily of the right to vote under certain protective provisions set forth in the Certificate of Designations, regarding: (i) any proposed amendment to the Series A-1 Preferred Stock or its right and preferences; and (ii) any proposed “Deemed Liquidation Event” as defined in the Certificate of Designations.

Common Stock

On July 10, 2014, the Company filed a Certificate of Amendment with the Secretary of State of the State of Delaware amending the Company’s previously filed Amended and Restated Certificate of Incorporation to decrease the total number of shares of common stock authorized to 100,000,000. The decrease in the total number of shares of common stock authorized was approved by the Company’s stockholders at the Company’s Annual Meeting of Stockholders held on June 2, 2014.

On April 22, 2014, the Company entered into a purchase agreement (the “Prior Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), pursuant to which and subject to the terms and conditions contained in the Prior Purchase Agreement, the Company had the right to sell to LPC up to $20 million in shares of the Company’s common stock over a 30-month term. The Prior Purchase Agreement was terminable, among other circumstances, by mutual agreement of LPC and the Company at any time. The Company and LPC executed a termination agreement dated December 18, 2014, whereby the parties mutually agreed to terminate the Prior Purchase Agreement effective immediately. The Company sold a total of $2.0 million in shares of common stock to LPC at a price of $4.00 per share and previously issued 100,000 shares of common stock at a price of $4.00 per share as a commitment fee, recorded as a cost of capital, under the Prior Purchase Agreement. As a result of this purchase, the Company received net proceeds of approximately $1.9 million, after deducting commissions and other offering expenses of approximately $0.1 million.

On December 18, 2014, the Company entered into a purchase agreement (the “Purchase Agreement”) with LPC, pursuant to which the Company has the right to sell to LPC up to $10.8 million in shares of the Company’s common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. Pursuant to the Purchase Agreement, the Company issued 100,000 shares of common stock at price per share of $1.93 as a commitment fee under the Purchase Agreement, which was recorded as a cost of capital. The Company intends to use the net proceeds from this offering for working capital, to fund the development of the Company’s development programs, as well as for other general corporate purposes.

On March 1, 2013, the Company entered into an asset purchase agreement with OPKO Health, Inc. (“OPKO”) pursuant to which the Company acquired substantially all of OPKO’s RNAi-related assets, including patents, licenses, clinical and preclinical data and other related assets (the “OPKO Asset Purchase”). Upon the close of the OPKO Asset Purchase on March 12, 2013, the Company issued to OPKO 1,666,666 shares of common stock. The asset purchase agreement with OPKO is described further in Note 11.

On March 6, 2013, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to issue a total of 3,765,230 shares of common stock at a price of $4.35 per share. The Company received net proceeds of $15.7 million from the Offering, which closed on March 12, 2013, after deducting payment of commissions and other costs of $0.7 million.

During the years ended December 31, 2014 and 2013, the Company issued 9,463,712 and 1,056,684 shares of common stock as a result of Series A and Series A-1 Preferred Stock conversions.